Consolidated Statements of Changes In Shareholders' Equity - CAD ($)	Issued capital [member]	Subscriptions received in advance [member]	Capital reserve [member]	Retained earnings [member]	Total
Balance (in shares) at Mar. 31, 2023	3,969,617
Balance at Mar. 31, 2023	$ 26,449,839	$ 0	$ 1,806,894	$ (17,869,111)	$ 10,387,622
Statement Line Items [Line Items]
Shares issued for exploration and evaluation assets (in shares)	29,900				29,900
Shares issued for exploration and evaluation assets	$ 235,600	0	0	0	$ 235,600
Shares issued (in shares)	1,141,592
Shares issued	$ 7,047,668	0	0	0	7,047,668
Warrant premium on private placements	(377,911)	0	377,911	0	0
Flow-through premium on private placements	(20,143)	0	0	0	(20,143)
Share issue costs	(480,415)	0	0	0	(480,415)
Share issue costs, paid in finder’s warrants	(280,100)	0	280,100	0	0
Derivative liability (Note 10)	(823,597)	0	0	0	(823,597)
Subscriptions received in advance	$ 0	105,000	0	0	105,000
Shares issued for option exercise (Note 10) (in shares)	36,000
Shares issued for option exercise (Note 10)	$ 184,800	0	(53,400)	0	131,400
Shares issued for warrant exercise (Note 10) (in shares)	30,900
Shares issued for warrant exercise (Note 10)	$ 187,872	0	0	0	187,872
Share-based payments	0	0	910,700	0	910,700
Transfer of cancelled/forfeited options	0	0	(860,158)	860,158	0
Loss for the year	$ 0	0	0	(4,472,170)	(4,472,170)
Balance (in shares) at Mar. 31, 2024	5,208,009
Balance at Mar. 31, 2024	$ 32,123,613	105,000	2,462,047	(21,481,123)	$ 13,209,537
Statement Line Items [Line Items]
Shares issued for exploration and evaluation assets (in shares)	1,836,416				1,836,416
Shares issued for exploration and evaluation assets	$ 6,866,449	0	0	0	$ 6,866,449
Shares issued (in shares)	3,292,971
Shares issued	$ 11,955,379	(105,000)	0	0	11,850,379
Warrant premium on private placements	(761,375)	0	761,375	0	0
Flow-through premium on private placements	(1,900,762)	0	0	0	(1,900,762)
Share issue costs	(675,557)	0	0	0	(675,557)
Share issue costs, paid in finder’s warrants	(201,500)	0	201,500	0	0
Share-based payments	0	0	872,879	0	872,879
Transfer of cancelled/forfeited options	0	0	(619,093)	619,093	0
Loss for the year	$ 0	0	0	(3,615,375)	(3,615,375)
Shares issued for RSU’s redeemed (in shares)	82,570
Shares issued for RSU’s redeemed	$ 224,591	0	(224,591)	0	0
Warrants expired	0	0	(22,001)	22,001	0
Transfer of net assets pursuant to spin-out	$ (1,964,105)	0	(151,183)	0	(2,115,288)
Balance (in shares) at Mar. 31, 2025	10,419,966
Balance at Mar. 31, 2025	$ 45,666,733	0	3,280,933	(24,455,404)	24,492,262
Statement Line Items [Line Items]
Shares issued for exploration and evaluation assets (in shares)	47,361
Shares issued for exploration and evaluation assets	$ 225,000	0	0	0	225,000
Shares issued (in shares)	3,607,985
Shares issued	$ 13,343,071	0	0	0	13,343,071
Flow-through premium on private placements	(1,605,690)	0	0	0	(1,605,690)
Share issue costs					(1,021,189)
Share issue costs, paid in finder’s warrants	$ (115,600)	0	115,600	0	0
Shares issued for option exercise (Note 10) (in shares)	129,087
Shares issued for option exercise (Note 10)	$ 532,963	0	(233,014)	0	$ 299,949
Shares issued for warrant exercise (Note 10) (in shares)	2,024,988				2,024,988
Shares issued for warrant exercise (Note 10)	$ 5,820,050	0	(230,400)	0	$ 5,589,650
Share-based payments	0	0	1,237,739	0	1,237,739
Transfer of cancelled/forfeited options	0	0	(736,783)	736,783	0
Loss for the year	$ 0	0	0	(6,898,108)	(6,898,108)
Shares issued for RSU’s redeemed (in shares)	51,193
Shares issued for RSU’s redeemed	$ 139,244	0	(139,244)	0	0
Share issue costs, paid in cash	$ (1,180,675)	0	0	0	(1,180,675)
Balance (in shares) at Mar. 31, 2026	16,280,580
Balance at Mar. 31, 2026	$ 62,825,096	$ 0	$ 3,294,831	$ (30,616,729)	$ 35,503,198